Filed pursuant to Rule 497(k)
Registration Nos. 033-12213; 811-05037

Becker Value Equity Fund

Retail Class: BVEFX
Institutional Class: BVEIX
(the “Fund”)
January 6, 2023

Supplement to the
Prospectus, Statement of Additional Information, and Summary Prospectus
each dated February 28, 2022

Effective February 1, 2023, Marian Kessler has retired as a Portfolio Manager of the Fund. Accordingly, all references to Ms. Kessler in the Prospectus, Statement of Additional Information, and Summary Prospectus are deleted and should be disregarded in their entirety.

Please retain this Supplement with your Prospectus, Statement of Additional Information, and Summary Prospectus for future reference.